INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income [Line Items]
Income tax rate	23.00%	24.00%	25.00%
Dividend distrubutions, withholding tax rate	15.00%
Net operating loss carry forward	$ 2,555
Company recognized interest and penalties	12	$ 344	$ 227
Company recognized interest and penalties accrued	549	537
Deferred tax benefit	$ 458	(8,859)	$ (3,268)
Minimum [Member]
Taxes On Income [Line Items]
Income tax rate	21.00%
Maximum [Member]
Taxes On Income [Line Items]
Income tax rate	35.00%
Internal Revenue Service (IRS) [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 12,518
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2031
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 6,849
TCJA [Member]
Taxes On Income [Line Items]
Deferred tax benefit		$ 836
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	9.00%	9.00%